Debt (Schedule Of Long-Term Debt Repayments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt [Line Items]
Less: current portion	$ (50)		$ (809)
Total consolidated long-term debt	11,818
Pacific Gas And Electric Company [Member]
Debt [Line Items]
Average fixed interest rate	5.75%
Fixed rate obligations	350
Less: current portion	(50)		(809)
Utility [Member]
Debt [Line Items]
Average fixed interest rate	5.62%
Fixed rate obligations	10,595
Variable interest rate as of December 31, 2011	0.04%
Variable rate obligations	923
Less: current portion	(50)
2012 [Member] | Utility [Member]
Debt [Line Items]
Average fixed interest rate	2.25%
Fixed rate obligations	50	[1]
Less: current portion	(50)
2013 [Member]
Debt [Line Items]
Total consolidated long-term debt	400
2013 [Member] | Utility [Member]
Debt [Line Items]
Average fixed interest rate	6.25%
Fixed rate obligations	400
2014 [Member]
Debt [Line Items]
Total consolidated long-term debt	1,350
2014 [Member] | Pacific Gas And Electric Company [Member]
Debt [Line Items]
Average fixed interest rate	5.75%
Fixed rate obligations	350
2014 [Member] | Utility [Member]
Debt [Line Items]
Average fixed interest rate	4.80%
Fixed rate obligations	1,000
2015 [Member]
Debt [Line Items]
Total consolidated long-term debt
2015 [Member] | Pacific Gas And Electric Company [Member]
Debt [Line Items]
Average fixed interest rate
Fixed rate obligations
2015 [Member] | Utility [Member]
Debt [Line Items]
Average fixed interest rate
Fixed rate obligations
Variable interest rate as of December 31, 2011
Variable rate obligations
Less: current portion
2016 [Member]
Debt [Line Items]
Total consolidated long-term debt	923
2016 [Member] | Utility [Member]
Debt [Line Items]
Variable interest rate as of December 31, 2011	0.04%
Variable rate obligations	923	[2]
Thereafter [Member]
Debt [Line Items]
Total consolidated long-term debt	9,145
Thereafter [Member] | Utility [Member]
Debt [Line Items]
Average fixed interest rate	5.70%
Fixed rate obligations	$ 9,145

[1]	These bonds, due in 2026, are subject to mandatory tender on April 2, 2012 and may be remarketed in a fixed or variable rate mode. Accordingly, the bonds have been classified for repayment purposes in 2012.
[2]	These bonds, due in 2016 and 2026, are backed by letters of credit that expire on May 31, 2016.